Fair Value Measurements - Mortgages and Loans Payable (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value Inputs, Liabilities, Quantitative Information
Recorded value	$ 1,852,500	$ 1,823,040	$ 1,065,180
Deferred financing costs	14,028	16,042	9,024
Fair Value, Inputs, Level 3
Fair Value Inputs, Liabilities, Quantitative Information
Fair value	$ 1,820,280	$ 1,765,151	$ 1,056,990